SHAREHOLDERS' EQUITY - Preferred Shares - GH Group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Dividends, preferred stock	$ 7,749	$ 6,331
GH Group Inc.
Class of Stock [Line Items]
Maximum period for increase in the dividend rate	54 months
GH Group Inc. | Series A Preferred Stock
Class of Stock [Line Items]
Authorized number of Preferred Shares	45,000,000
GH Group Inc. | Preferred Series B Shares
Class of Stock [Line Items]
Authorized number of Preferred Shares	55,000
Cumulative dividend rate	20.00%
Percentage of increase in dividend rate	2.50%
Preferred shares issued	49,969	49,969
Preferred shares outstanding	49,969	49,969
GH Group Inc. | Preferred Series C Shares
Class of Stock [Line Items]
Authorized number of Preferred Shares	5,000
Cumulative dividend rate	20.00%
Percentage of increase in dividend rate	2.50%
Preferred shares issued	5,000	5,000
Preferred shares outstanding	5,000	5,000
GH Group Inc. | Preferred Series D Shares
Class of Stock [Line Items]
Authorized number of Preferred Shares	15,000
Cumulative dividend rate	15.00%
Percentage of increase in dividend rate	5.00%
Preferred shares issued	15,000	15,000
Preferred shares outstanding	15,000	15,000
GH Group Inc. | Preferred Stock
Class of Stock [Line Items]
Authorized number of Preferred Shares	50,000,000
Dividends, preferred stock	$ 16,000	$ 12,700